Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-36856
Entity Registrant Name	Hepion Pharmaceuticals, Inc.
Entity Central Index Key	0001583771
Entity Tax Identification Number	46-2783806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	34 Shrewsbury Ave.
Entity Address, Address Line Two	Suite 1D
Entity Address, City or Town	Red Bank
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07701
City Area Code	(732)
Local Phone Number	902-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HEPA
Entity Emerging Growth Company	false